ASSETS AND LIABILITIES (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets Details
Beginning balance	$ 549,368	$ 429,225
Goodwill, acquisition, increase	403,208	120,143
Release of valuation allowance in connection with acquisition of Novalere (see Note 10)		759,428
Impairment		(759,428)
Ending balance	$ 952,576	$ 549,368